UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-3150


Date of fiscal year end: June 30

Date of reporting period: March 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
March 31, 2006
(Unaudited)


                                Number of Shares Historical Cost  Market Value
COMMON STOCKS - 74.8%
-------------

Apparel - 2.7%
 VF Corp                                  2,200         93,606         125,180
                                                   -----------     -----------
                                                        93,606         125,180

Automotive - 2.7%
 Pep Boys - Manny, Moe & Jack             8,400        122,032         126,924
                                                   -----------     -----------
                                                       122,032         126,924

Banking and Finance - 4.4%
 FIserv, Inc                              3,000         75,229         127,650
 National City Corp                       2,200         55,431          76,780
                                                   -----------     -----------
                                                       130,660         204,430

Commercial Services - 5.3%
 Affiliated Computer Services Inc.        2,700        134,417         161,082
 Paychex, Inc.                            2,000         64,090          83,320
                                                   -----------     -----------
                                                       198,507         244,402

Computers - Hardware - 2.1%
 Dell Corp.                               3,250         79,273          96,720
                                                   -----------     -----------
                                                        79,273          96,720

Computers - Networking - 3.1%
 Cisco Systems, Inc.                      3,800         55,371          82,346
 Spectralink Corp                         4,900         61,042          61,495
                                                   -----------     -----------
                                                       116,413         143,841

Computers - Software - 7.3%
 Microsoft Corp.                          4,600        116,304         125,166
 Oracle                                  11,000        119,262         150,590
 Synopsis, Inc.                           2,800         60,178          62,580
                                                   -----------     -----------
                                                       295,744         338,336

Consumer Nondurables - 1.8%
 Alberto Culver Co                        1,900         82,294          84,037
                                                   -----------     -----------
                                                        82,294          84,037

Electrical Equipment - 6.4%
 Corning Inc.                             5,500         37,840         148,060
 General Electric Co.                     4,300        125,562         149,554
                                                   -----------     -----------
                                                       163,402         297,614

Foods & Beverages - 1.0%
 Sensient Technologies                    2,500         50,825          45,125
                                                   -----------     -----------
                                                        50,825          45,125

Instruments - 6.1%
 Checkpoint Systems, Inc.                 3,700         32,717          99,456
 Tektronix                                5,200        117,010         185,692
                                                   -----------     -----------
                                                       149,727         285,148

Insurance - 6.1%
 AmerUs Group Co Cl A                     3,000         91,169         180,720
 Gallagher Arthur J & Co.                 3,700        114,240         102,897
                                                   -----------     -----------
                                                       205,409         283,617

Medical Products and Supplies - 9.0%
 Biomet Inc.                              4,000        144,638         142,080
 Johnson & Johnson                        2,400        136,714         142,128
 Polymedica Corporation                   3,200         83,194         135,552
                                                   -----------     -----------
                                                       364,545         419,760

Office Equipment - 2.6%
 Xerox Corp.                              8,000        118,582         121,600
                                                   -----------     -----------
                                                       118,582         121,600

Paper and Related Products - 2.8%
 Avery Dennison Corp                      2,200        114,734         128,656
                                                   -----------     -----------
                                                       114,734         128,656

Pharmaceuticals - 2.7%
 Mylan Laboratories Inc.                  5,400        110,246         126,360
                                                   -----------     -----------
                                                       110,246         126,360

Retail - General - 2.4%
 Dollar General                           6,300         95,632         111,321
                                                   -----------     -----------
                                                        95,632         111,321

Semiconductors - 1.7%
 Intel Corp.                              4,100         96,931          79,786
                                                   -----------     -----------
                                                        96,931          79,786

Shoes & Leather - 1.4%
 Genesco Inc                              1,700         25,830          66,113
                                                   -----------     -----------
                                                        25,830          66,113

Utilities - Natural Resources - 3.2%
 Chesapeake Utilities Corp                3,100         57,194          96,844
 NiSource Inc                             2,500         46,325          50,550
                                                   -----------     -----------
                                                       103,519         147,394

                                                   -----------     -----------
Total Investments - 74.8%                            2,717,910       3,476,364

Other Assets Less Liabilities - 25.2%                                1,143,547


TOTAL PORTFOLIO                                      3,861,457       4,619,911
                                                   ===========     ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
March 31, 2006
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 82.0%
-------------

Aerospace - 4.1%
 Moog, Inc. Class A                         337          2,926          11,960
 Northrop Grumman                           200          2,536          13,658
                                                   -----------      ----------
                                                         5,462          25,618

Airlines - 2.4%
 Southwest Airlines Co.                     850         15,105          15,292
                                                   -----------      ----------
                                                        15,105          15,292

Automotive - 5.4%
 Monro Muffler Brake Inc                    500          9,880          18,570
 Pep Boys - Manny, Moe & Jack             1,000         14,532          15,110
                                                   -----------      ----------
                                                        24,412          33,680

Commercial Services - 5.3%
 Harris Interactive Inc.                  2,600          8,918          14,612
 Paychex, Inc.                              450         11,885          18,747
                                                   -----------      ----------
                                                        20,803          33,359

Computers - Distributors - 1.9%
 Ingram Micro                               600         10,909          12,000
                                                   -----------      ----------
                                                        10,909          12,000

Computers - Hardware - 1.7%
 Dell Corp.                                 350         10,734          10,416
                                                   -----------      ----------
                                                        10,734          10,416

Computers - Networking - 3.2%
 Performance Technologies, Inc.           2,700         23,103          20,250
                                                   -----------      ----------
                                                        23,103          20,250

Computers - Services - 2.5%
 Computer Task Group Inc.                 3,700         15,799          15,725
                                                   -----------      ----------
                                                        15,799          15,725

Computers - Software - 3.0%
 Oracle                                   1,300         16,642          17,797
 Veramark Tech Inc.                       1,050          6,181           1,050
                                                   -----------      ----------
                                                        22,823          18,847

Electrical Equipment - 9.6%
 Corning Inc.                               700          2,268          18,844
 General Electric Co.                       550         15,917          19,129
 Ultralife Batteries, Inc.                1,700          6,766          21,845
                                                   -----------      ----------
                                                        24,951          59,818

Electronics Components - 3.1%
 Astronics Corp.                          1,431          7,065          19,304
                                                   -----------      ----------
                                                         7,065          19,304

Foods & Beverages - 3.2%
 Constellation Brands, Inc.                 800          5,017          20,040
                                                   -----------      ----------
                                                         5,017          20,040

Industrial Materials- 0.1%
 Servotronics, Inc.                         100            937             840
                                                   -----------      ----------
                                                           937             840

Machinery - 0.4%
 Columbus McKinnon Corp                     100          2,344           2,693
                                                   -----------      ----------
                                                         2,344           2,693

Medical Products and Supplies - 5.8%
 Greatbatch Technologies                    850         23,822          18,624
 Johnson & Johnson                          300         17,108          17,766
                                                   -----------      ----------
                                                        40,930          36,390

Metal Fabrication & Hardware - 3.7%
 Graham Corp.                             1,200          4,804          23,400
                                                   -----------      ----------
                                                         4,804          23,400

Office Equipment - 2.7%
 Xerox Corp.                              1,100         18,570          16,720
                                                   -----------      ----------
                                                        18,570          16,720

Packaging & Containers - 1.3%
 Mod Pac Corporation                        715          3,461           8,294
                                                   -----------      ----------
                                                         3,461           8,294

Photographic Equipment and Suppliers - 3.6%
 Eastman Kodak                              800         20,746          22,752
                                                   -----------      ----------
                                                        20,746          22,752

Railroads - 4.4%
 Genesee & Wyoming Class A                  900          2,522          27,612
                                                   -----------      ----------
                                                         2,522          27,612

Real Estate & Related - 3.8%
 Home Properties, Inc.                      200          5,624          10,220
 Sovran Self Storage                        250          6,892          13,800
                                                   -----------      ----------
                                                        12,516          24,020

Retail - General - 1.8%
 Dollar General                             650          9,065          11,486
                                                   -----------      ----------
                                                         9,065          11,486

Retail - Specialty - 2.6%
 Christopher & Banks Corp.                  700         12,105          16,247
                                                   -----------      ----------
                                                        12,105          16,247

Steel - 3.5%
 Gilbraltar Industries Inc.                 750          8,975          22,095
                                                   -----------      ----------
                                                         8,975          22,095

Utilities - Natural Resources - 2.6%
 National Fuel Gas Co.                      500         11,250          16,360
                                                   -----------      ----------
                                                        11,250          16,360

                                                   -----------      ----------
Total Investments - 82.0%                              334,410         513,257

Other Assets Less Liabilities - 18.0%                                  111,602

TOTAL PORTFOLIO                                        445,012         624,859
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.




Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 24, 2006




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 24, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

May 24, 2006